Segment Information and Geographic Data (Tables)	12 Months Ended
Jun. 30, 2013
Segment Revenue

Segment revenue and gross margin were as follows during the periods presented:

(In millions)

Year Ended June 30,		2013	2012	2011

Revenue

Devices and Consumer	Licensing	$19,021	$19,495	$19,422
	Hardware	6,461	6,740	6,941
	Other	6,618	6,203	5,846

	Total Devices and Consumer	$32,100	$32,438	$32,209
Commercial	Licensing	$39,686	$37,126	$33,607
	Other	5,660	4,644	3,747

	Total Commercial	$45,346	$41,770	$37,354
Corporate and Other		403	(485)	380

Total revenue		$77,849	$73,723	$69,943

Segment Gross Margin

(In millions)

Year Ended June 30,		2013	2012	2011

Gross margin

Devices and Consumer	Licensing	$17,044	$17,240	$17,581
	Hardware	956	2,495	2,325
	Other	2,046	1,998	2,142

	Total Devices and Consumer	$20,046	$21,733	$22,048
Commercial	Licensing	$36,261	$34,463	$31,478
	Other	921	579	613

	Total Commercial	$37,182	$35,042	$32,091
Corporate and Other		372	(582)	227

Total gross margin		$57,600	$56,193	$54,366

Operating Expenses by Segment Group

Following is operating expenses by segment group. As discussed above, we do not allocate operating expenses below cost of revenue to our segments.

(In millions)

Year Ended June 30,	2013	2012	2011

Devices and Consumer	$10,625	$15,682	$9,466
Commercial	16,050	15,064	14,396
Corporate and Other	4,161	3,684	3,343

Total operating expenses	$30,836	$34,430	$27,205

Operating Income by Segment Group and Significant Corporate and Other Activity

Following is operating income by segment group.

(In millions)

Year Ended June 30,	2013	2012	2011

Devices and Consumer	$9,421	$6,051	$12,582
Commercial	21,132	19,978	17,695
Corporate and Other	(3,789)	(4,266)	(3,116)

Total operating income	$26,764	$21,763	$27,161

Corporate and Other activity was as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Corporate (a)	$(4,236)	$(3,671)	$(3,361)
Other (adjustments to U.S. GAAP):
Revenue reconciling amounts (b)	403	(485)	380
Cost of revenue reconciling amounts	(31)	(97)	(153)
Operating expenses reconciling amounts	75	(13)	18

Total Corporate and Other	$(3,789)	$(4,266)	$(3,116)

(a)	Corporate is presented on the basis of our internal accounting policies and excludes the adjustments to U.S. GAAP that are presented separately in those line items.
(b)	Revenue reconciling amounts for fiscal year 2012 and 2013 included the deferral and subsequent recognition, respectively, of $540 million of revenue related to the Windows Upgrade Offer.

Revenue Classified by Major Geographic Areas

Revenue, classified by the major geographic areas in which our customers are located, was as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

United States (a)	$41,344	$38,846	$38,008
Other countries	36,505	34,877	31,935

Total	$77,849	$73,723	$69,943

(a)	Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue Classified by Significant Product and Service Offerings

Revenue from external customers, classified by significant product and service offerings were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Microsoft Office system	$22,995	$22,299	$20,730
Windows PC operating system	17,529	17,320	17,825
Server products and tools	15,408	14,232	13,251
Xbox 360 platform	7,100	8,045	8,103
Consulting and product support services	4,372	3,976	3,372
Advertising	3,387	3,181	2,913
Other	7,058	4,670	3,749

Total	$77,849	$73,723	$69,943

Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2013	2012	2011

United States	$16,615	$14,081	$18,498
Luxembourg	6,943	6,975	0
Other countries	4,171	3,835	2,989

Total	$27,729	$24,891	$21,487